Note 13 - Financial Instruments (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents, at Carrying Value	$ 13,391	$ 22,786	$ 33,517	$ 46,701